SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 05, 2025	Apr. 04, 2024	Dec. 26, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Mar. 31, 2024	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes payable								$ 56,000
Maturity date			Apr. 18, 2024
Interest rate						5.00%
Total carrying amount				$ 603,829	$ 506,729	$ 163,900			$ 135,900
Less: Unamortized debt discount				(138,836)	(126,839)	(18,070)
Total convertible notes payable				464,993	379,890	145,830			135,900
Less: Current portion				464,993	379,890	145,830			135,900
Long-term portion
Long-term portion
Revision of Prior Period, Adjustment [Member]
Short-Term Debt [Line Items]
Total carrying amount						163,900
Less: Unamortized debt discount						(18,070)
Total convertible notes payable						145,830
Less: Current portion						145,830
Long-term portion
Long-term portion
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issuance date				Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019
Convertible notes payable	$ 51,000	$ 100,000		$ 30,000	$ 30,000	$ 30,000	$ 56,100
Maturity date	Feb. 04, 2025	Oct. 03, 2024		Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Interest rate	10.00%	10.00%		8.00%	8.00%	8.00%
Total carrying amount				$ 30,000	$ 30,000	$ 30,000			30,000
Less: Unamortized debt discount					$ (10,679)		$ (5,100)
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Issuance date				Jan. 29, 2020	Jan. 29, 2020	Jan. 29, 2020
Convertible notes payable				$ 10,000	$ 10,000	$ 10,000
Maturity date				Jan. 29, 2021	Jan. 29, 2021	Jan. 29, 2021
Interest rate				8.00%	8.00%	8.00%
Total carrying amount				$ 10,000	$ 10,000	$ 10,000			10,000
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Issuance date				Feb. 26, 2020	Feb. 26, 2020	Feb. 26, 2020
Convertible notes payable				$ 10,000	$ 10,000	$ 10,000
Maturity date				Feb. 26, 2021	Feb. 26, 2021	Feb. 26, 2021
Interest rate				8.00%	8.00%	8.00%
Total carrying amount				$ 10,000	$ 10,000	$ 10,000			10,000
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Issuance date				Mar. 06, 2020	Mar. 06, 2020	Mar. 06, 2020
Convertible notes payable				$ 7,500	$ 7,500	$ 7,500
Maturity date				Mar. 06, 2021	Mar. 06, 2021	Mar. 06, 2021
Interest rate				8.00%	8.00%	8.00%
Total carrying amount				$ 7,500	$ 7,500	$ 7,500			7,500
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Issuance date				Mar. 05, 2020	Mar. 05, 2020	Mar. 05, 2020
Convertible notes payable				$ 3,700	$ 3,700	$ 3,700
Maturity date				Mar. 05, 2021	Mar. 05, 2021	Mar. 05, 2021
Interest rate				8.00%	8.00%	8.00%
Total carrying amount				$ 5,900	$ 5,900	$ 5,900			5,900
Convertible Notes Payable Five [Member]
Short-Term Debt [Line Items]
Issuance date				Mar. 09, 2020	Mar. 09, 2020	Mar. 09, 2020
Convertible notes payable				$ 1,200	$ 1,200	$ 1,200
Maturity date				Mar. 09, 2021	Mar. 09, 2021	Mar. 09, 2021
Interest rate				8.00%	8.00%	8.00%
Total carrying amount				$ 1,200	$ 1,200	$ 1,200			1,200
Convertible Notes Payable Six [Member]
Short-Term Debt [Line Items]
Issuance date				Mar. 26, 2020	Mar. 26, 2020	Mar. 26, 2020
Convertible notes payable				$ 60,000	$ 60,000	$ 60,000
Maturity date				Mar. 26, 2021	Mar. 26, 2021	Mar. 26, 2021
Interest rate				10.00%	10.00%	10.00%
Total carrying amount				$ 60,000	$ 60,000	$ 60,000			60,000
Convertible Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Issuance date				Mar. 05, 2021	Mar. 05, 2021	Mar. 05, 2021
Convertible notes payable				$ 11,300	$ 11,300	$ 11,300
Maturity date				Mar. 05, 2022	Mar. 05, 2022	Mar. 05, 2022
Interest rate				8.00%	8.00%	8.00%
Total carrying amount				$ 11,300	$ 11,300	$ 11,300			11,300
Convertible Notes Payable Eight [Member]
Short-Term Debt [Line Items]
Issuance date				Jul. 11, 2023	Jul. 11, 2023	Jul. 11, 2023
Convertible notes payable				$ 11,000	$ 11,000	$ 11,000
Maturity date				Jul. 11, 2024	Jul. 11, 2024	Jul. 11, 2024
Interest rate				7.00%	7.00%	7.00%
Total carrying amount				$ 11,000	$ 11,000	$ 11,000
Convertible Notes Payable Nine [Member]
Short-Term Debt [Line Items]
Issuance date				Aug. 22, 2023	Aug. 22, 2023	Aug. 22, 2023
Convertible notes payable				$ 10,000	$ 10,000	$ 10,000
Maturity date				Aug. 22, 2024	Aug. 22, 2024	Aug. 22, 2024
Interest rate				7.00%	7.00%	7.00%
Total carrying amount				$ 10,000	$ 10,000	$ 10,000
Convertible Notes Payable Ten [Member]
Short-Term Debt [Line Items]
Issuance date				Nov. 01, 2023	Nov. 01, 2023	Nov. 01, 2023
Convertible notes payable				$ 7,000	$ 7,000	$ 7,000
Maturity date				Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Interest rate				7.00%	7.00%	7.00%
Total carrying amount				$ 7,000	$ 7,000	$ 7,000
Convertible Notes Payable Eleven [Member]
Short-Term Debt [Line Items]
Issuance date				Apr. 04, 2024	Apr. 04, 2024
Convertible notes payable				$ 109,379	$ 109,379
Maturity date				Oct. 03, 2024	Oct. 03, 2024
Interest rate				10.00%	10.00%
Total carrying amount				$ 109,379	$ 109,379
Convertible Notes Payable Twelve [Member]
Short-Term Debt [Line Items]
Issuance date				Apr. 23, 2024	Apr. 23, 2024
Convertible notes payable				$ 5,000	$ 5,000
Maturity date				Apr. 23, 2025	Apr. 23, 2025
Interest rate				10.00%	10.00%
Total carrying amount				$ 5,000	$ 5,000
Convertible Notes Payable Fourteen [Member]
Short-Term Debt [Line Items]
Issuance date				May 08, 2024	May 08, 2024
Convertible notes payable				$ 25,000	$ 25,000
Maturity date				May 08, 2025	May 08, 2025
Interest rate				20.00%	20.00%
Total carrying amount				$ 25,000	$ 25,000
Convertible Notes Payable Fifteen [Member]
Short-Term Debt [Line Items]
Issuance date				May 08, 2024	May 08, 2024
Convertible notes payable				$ 50,000	$ 50,000
Maturity date				May 08, 2025	May 08, 2025
Interest rate				10.00%	10.00%
Total carrying amount				$ 50,000	$ 50,000
Convertible Notes Payable Sixteen [Member]
Short-Term Debt [Line Items]
Issuance date				Jun. 05, 2024	Jun. 05, 2024
Convertible notes payable				$ 50,000	$ 50,000
Maturity date				Jun. 01, 2025	Jun. 01, 2025
Interest rate				10.00%	10.00%
Total carrying amount				$ 50,000	$ 50,000
Convertible Notes Payable Seventeen [Member]
Short-Term Debt [Line Items]
Issuance date				Jun. 27, 2024	Jun. 27, 2024
Convertible notes payable				$ 700	$ 700
Maturity date				Jun. 27, 2025	Jun. 27, 2025
Interest rate				10.00%	10.00%
Total carrying amount				$ 700	$ 700
Convertible Notes Payable Eighteen [Member]
Short-Term Debt [Line Items]
Issuance date				Jul. 17, 2024	Jul. 17, 2024
Convertible notes payable				$ 50,000	$ 50,000
Maturity date				Jul. 17, 2025	Jul. 17, 2025
Interest rate				10.00%	10.00%
Total carrying amount				$ 50,000	$ 50,000
Convertible Notes Payable Ninenteen [Member]
Short-Term Debt [Line Items]
Issuance date				Nov. 13, 2024	Nov. 13, 2024
Convertible notes payable				$ 52,750	$ 52,750
Maturity date				Nov. 13, 2025	Nov. 13, 2025
Interest rate				10.00%	10.00%
Total carrying amount				$ 52,750	$ 52,750
Convertible Notes Payable Twenty [Member]
Short-Term Debt [Line Items]
Issuance date				Dec. 30, 2024
Convertible notes payable				$ 1,000
Maturity date				Jan. 30, 2025
Interest rate				10.00%
Total carrying amount				$ 1,000
Convertible Notes Payable Twenty One [Member]
Short-Term Debt [Line Items]
Issuance date				Jan. 02, 2025
Convertible notes payable				$ 1,500
Maturity date				Jan. 31, 2025
Interest rate				10.00%
Total carrying amount				$ 1,500
Convertible Notes Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Issuance date				Jan. 17, 2025
Convertible notes payable				$ 37,500
Maturity date				Jan. 17, 2026
Interest rate				10.00%
Total carrying amount				$ 37,500
Convertible Notes Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Issuance date				Feb. 05, 2025
Convertible notes payable				$ 56,100
Maturity date				Feb. 04, 2026
Interest rate				10.00%
Total carrying amount				$ 56,100
Convertible Notes Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Issuance date				Feb. 19, 2025
Convertible notes payable				$ 1,000
Maturity date				Feb. 19, 2026
Interest rate				8.00%
Total carrying amount				$ 1,000